Warrants - Schedule of Warrant Activities (Details) - $ / shares		6 Months Ended
	Dec. 31, 2024	Jun. 30, 2025
Schedule of Operating Leases [Abstract]
Ordinary Shares Number Outstanding, Ending	14,907,000	14,907,000
Weighted Average Exercise Price, Ending	$ 0.55	$ 0.55
Contractual Life in Years, Ending	2 years	1 year 6 months
Ordinary Shares Number Outstanding, Exercisable		14,907,000
Weighted Average Exercise Price, Exercisable		$ 0.55
Contractual Life in Years, Exercisable		1 year 6 months
Ordinary Shares Number Outstanding, Granted
Weighted Average Exercise Price, Granted
Ordinary Shares Number Outstanding, Exercises
Weighted Average Exercise Price, Exercises
Ordinary Shares Number Outstanding, Expired
Weighted Average Exercise Price, Expired